Offerings	Sep. 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Asset-Backed Notes
Amount Registered | shares	840,950,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 840,950,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 128,749.45
Offering Note
(1)
The prospectus to which this Exhibit is attached is a preliminary prospectus for the related offering. This table relates to the payment of registration fees in connection with the Registration Statement of which this prospectus is attached (No.
333-288943).

(2)	Estimated solely for the purpose of calculating the registration fee.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Grantor Trust Certificate
Amount of Registration Fee	$ 0
Offering Note
(1)
The prospectus to which this Exhibit is attached is a preliminary prospectus for the related offering. This table relates to the payment of registration fees in connection with the Registration Statement of which this prospectus is attached (No.
333-288943).

(2)	Estimated solely for the purpose of calculating the registration fee.
(3)
The grantor trust certificate (“Grantor Trust Certificate”) will be issued by the grantor trust formed by the issuing entity and held by the issuing entity. The Grantor Trust Certificate is not being offered to investors hereunder. No registration fee is required to be paid in connection with registration of the Grantor Trust Certificate in accordance with Rule 457(t) of the Securities Act.